SHARE-BASED COMPENSATION EXPENSES - Restricted shares (Details) - Vested and Unissued Restricted Shares [Member] - $ / shares			12 Months Ended
	Mar. 17, 2021	Nov. 16, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of restricted shares, Un-vested			1,320,337	63,125
Number of restricted shares, Granted	1,116,500	318,000		1,434,500	67,500	67,500
Number of restricted shares, Vested			(588,710)	(177,288)
Number of restricted shares, Forfeited			(28,586)
Number of restricted shares, Un-vested			703,041	1,320,337	63,125
Weighted average grant-date fair value, Un-vested (in dollars per share)			$ 11.85	$ 16.06
Weighted average grant-date fair value, Granted (in dollars per share)				11.85
Weighted average grant-date fair value, Vested (in dollars per share)			11.85	13.35
Weighted average grant-date fair value, Adjustment (in dollars per share)			11.85
Weighted average grant-date fair value, Un-vested (in dollars per share)			$ 11.85	$ 11.85	$ 16.06